Stockholders' Equity (Total Shares And Related Cost Of Common Stock Repurchased) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Stockholders' Equity
Treasury stock repurchases, Shares	8.6	2.0	5.1
Treasury stock repurchases, Cost	$ 385.5	$ 85.1	$ 144.9